FINANCIAL RISK MANAGEMENT (Capital risk narrative) (Details) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of nature and extent of risks arising from financial instruments [line items]
Debt to capital ratio	22.00%	21.00%
Reserve of cash flow hedges, net of tax	$ (0.1)	$ 0.5	$ 0.6
Cash flow hedges
Disclosure of nature and extent of risks arising from financial instruments [line items]
Reserve of cash flow hedges, net of tax	$ (0.1)